GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]
NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of June 30, 2015, the Company had cash of $74,725 and a working capital deficit of $12,924. During the six months ended June 30, 2015, the Company used net cash in operating activities of $791,443. The Company has incurred net losses since inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

On July 20, 2015, the Company issued a senior convertible note with a principal amount of $550,000 (See Note 14) for a purchase price of $500,000. It is anticipated that the proceeds from this note will provide the Company with cash sufficient to fund operations through September 2015.

The Company's primary source of operating funds since inception has been cash proceeds from private placements of common stock, preferred stock, convertible debentures and the exercise of warrants. On April 6, 2015, the Company entered into a letter of engagement with a third party firm pursuant to which the firm will act as the sole book runner and lead managing underwriter in connection with a potential registered follow–on offering of common stock or a combination of common stock and warrants. On May 26, 2015, the Company filed a Registration Statement on Form S-1 associated with this potential offering. In conjunction with the potential offering, we have applied for our shares to be listed on a national securities exchange. There can be no assurance that the follow-on offering will be completed, that our application to the national securities exchange will be accepted or that funds associated with this potential offering will be available on terms acceptable to the Company, or that the funds from such offering will be sufficient to enable the Company to fully execute its business plan or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Accordingly, the accompanying condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The condensed consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of December 31, 2014, the Company had cash of $1,103,201 and working capital of $1,058,727. During the year ended December 31, 2014, the Company used net cash in operating activities of $2,367,655. The Company has not yet generated any significant revenues, and has incurred net losses since inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

During the year ended December 31, 2014, the Company raised $1,330,000 in cash proceeds from the sale of common stock and $1,046,286 through the exercise of common stock options and warrants. The Company believes that its current cash on hand will be sufficient to fund its projected operating requirements through June 2015.

The Company's primary source of operating funds since inception has been cash proceeds from the private placements of common stock and preferred stock, and proceeds from private placements of convertible debt. The Company intends to raise additional capital through private placements of debt and equity securities, but there can be no assurance that these funds will be available on terms acceptable to the Company, or will be sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Accordingly, the accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.